Exploration and Evaluation Assets - Schedule of Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	$ 191,865
Exploration and evaluation expense	(15,212)	$ (14,011)
Exploration and evaluation assets, end of year	172,824	191,865
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	191,865	320,210
Capital expenditures	3,298	4,490
Property acquisitions	1,100	0
Divestitures	(166)	0
Property swaps	408	468
Impairment	0	(113,058)
Exploration and evaluation expense	(15,212)	(14,011)
Transfers to oil and gas properties	(7,727)	(8,585)
Foreign currency translation	(742)	2,351
Exploration and evaluation assets, end of year	$ 172,824	$ 191,865